Taxation (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Taxation [Line Items]
Effective income tax rate	0.00%	(5.30%)	19.30%
Effect of preferential income tax rate	(9.60%)	(9.80%)	(8.30%)
Operating Loss Carryforwards	$ 787,092
PRC statutory tax rate	25.00%	25.00%	25.00%
Operating loss carryforwards, Description	Which will expire in 2023.
PRC [Member]
Taxation [Line Items]
PRC statutory tax rate	25.00%
Hong Kong [Member]
Taxation [Line Items]
PRC statutory tax rate	16.50%
Feng Hui Holding [Member]
Taxation [Line Items]
PRC statutory tax rate	15.00%